Notes to the Consolidated Statements of Financial Position - Schedule of Inventory (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Raw material and supplies		€ 82,087	€ 423,560
Unfinished goods		6,758,952	10,614,159
Finished goods		56,627	330,087
Total		€ 6,897,666	€ 11,367,807